CERTIFICATE



                                  Camelot Funds
                         File Nos. 2-70825 and 811-3139



     The undersigned, Treasurer of Camelot Funds (formerly The Fairmont Fund Trust) (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

1. The form of Prospectus and Statement of Additional information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 29, the most recent amendment; and

2.   The text of Post-Effective Amendment No. 29 has been filed electronically.



Date: April 30, 2002                               CAMELOT FUNDS




                                                By: /S/Louis T. Young
                                                   --------------------------
                                                    Louis T. Young, Treasurer